Trade and other receivables - Summary of Movements in Group's Allowance for Expected Credit Losses (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
At January 1	€ (602)
At December 31	(540)	€ (602)
Allowance for expected credit losses
Disclosure Of Trade And Other Receivables [Line Items]
At January 1	5	7
Provision for expected credit losses	5	4
Reversal of unutilized provisions	(3)	(1)
Receivables written off	(4)	(5)
At December 31	€ 3	€ 5